SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Capital expenditures	$ 3,098	$ 2,486
Cash expenditures	3,049	2,435
Increase (decrease) in accrued capital expenditures	49	51
Reportable total [Member]
Disclosure of operating segments [line items]
Capital expenditures	3,197	2,556
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Capital expenditures	506	422
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Capital expenditures	419	277
Operating segments | Turquoise Ridge [Member]
Disclosure of operating segments [line items]
Capital expenditures	176	144
Operating segments | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Capital expenditures	629	533
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Capital expenditures	322	313
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	99	70
Operating segments | Veladero
Disclosure of operating segments [line items]
Capital expenditures	167	144
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Capital expenditures	156	93
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Capital expenditures	90	80
Operating segments | Other
Disclosure of operating segments [line items]
Capital expenditures	500	351
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Capital expenditures	3,064	2,427
Other items not allocated to segments | Other
Disclosure of operating segments [line items]
Capital expenditures	133	129
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	$ (99)	$ (70)